Share Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share Capital

NOTE 24	SHARE CAPITAL

Authorized

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors. No preferred shares have been issued.

Issued

	Number of Common Shares (Pre-Merger)	Number of Common Shares (Post-Merger)	Consideration

Balance – December 31, 2017 (Pre-Merger)	840,223,041
Conversion ratio	0.40
PotashCorp shares converted to Nutrien shares		336,089,216	$1,806
Agrium shares – December 31, 2017 (Pre-Merger)	138,165,765
Conversion ratio	2.23
Agrium shares converted to Nutrien shares		308,109,656	15,898
Fractional shares cancelled [1]		(1,399)	–

Balance – January 1, 2018 (Post-Merger)		644,197,473	17,704
Issued under option plans and share-settled plans		670,201	34
Repurchased		(36,332,197)	(998)

Balance – December 31, 2018		608,535,477	$16,740

1

No fractional shares of Nutrien were issued. Each PotashCorp shareholder and Agrium shareholder that would otherwise have been entitled to receive a fraction of a Nutrien share received, in lieu thereof, a cash amount, without interest, determined by reference to the volume weighted average trading price of Nutrien shares on the Toronto Stock Exchange on the first five trading days on which such shares traded on such exchange following January 2, 2018.

Share Repurchase Program

On February 20, 2018, the Company’s Board of Directors approved a share repurchase program of up to 5 percent of the Company’s outstanding common shares over a one-year period through a normal course issuer bid. On December 14, 2018, the normal course issuer bid was increased to permit the repurchase of up to 8 percent of the Company’s outstanding common shares. Purchases of common shares commenced on February 23, 2018 and will expire on the earlier of February 22, 2019, the date on which the Company has acquired the maximum number of common shares allowable or the date on which the Company determines not to make any further repurchases.

On February 20, 2019, the Company’s Board of Directors approved the renewal of the share repurchase program of up to 5 percent of the Company’s outstanding common shares over a one-year period through a normal course issuer bid.

Purchases under the normal course issuer bid will be made through open market purchases at market price as well as by other means as may be permitted by applicable securities regulatory authorities, including private agreements.

The following table summarizes the Company’s share repurchases:

2018
Common shares repurchased for cancellation	36,332,197
Average price per share	$50.97
Repurchase resulting in a reduction of:
Share capital	$998
Contributed surplus [1]	23
Retained earnings [1]	831

Total Cost	$1,852

1	The excess of net cost over the average book value of the shares.

As of February 20, 2019, an additional 5,933,135 common share were repurchased for cancellation at a cost of $297 and an average price per share of $50.10.

Dividends Declared

During 2018, the Company declared a dividend of $0.40 per share for the three months ended March 31, June 30 and September 30. During the three months ended December 31, 2018, two dividends of $0.43 per share were declared. The first declared dividend of $0.43 per share was payable January 17, 2019 to shareholders of record December 31, 2018, and the second declared dividend of $0.43 per share is payable April 18, 2019 to shareholders of record on March 29, 2019.